Commitments And Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Cost

Components of lease cost are as follows:

Six months ended
June 30, 2019
Operating lease costs*	$26,254
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$26,254

Schedule fo Weighted Average Remaining Lease Term

Weighted-average remaining lease term and discount rate for operating leases are as follows:

Six months ended
June 30, 2019
Weighted-average remaining lease term	2.42
Weighted-average discount rate	12%

Schedule Maturities Lease Liabilities

Maturities of lease liabilities by year for leases are as follows:

Amount
2019*	$26,739
2020	53,477
2021 and beyond	49,021
Total lease payments	129,237
Less: imputed interest	(17,533)
Present value of lease liabilities	$111,704

Schedule of Future Minimum Payments Operating Leases

As of December 31, 2018, minimum lease payments under non-cancelable leases by period were expected to be as follows:

Years ending December 31,	Amount
2019	$54,048
2020	54,048
2021 and thereafter	49,544
Total minimum rentals	$157,640
The future aggregate minimum lease payments under the operating lease are as follows:

Years ending December 31,	Amount
2019	$54,048
2020	54,048
2021	49,544
2022 and thereafter	—
$157,640